Revenue and Other Income - Schedule of analysis of revenue (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	$ 580,006,276	$ 367,538,115	$ 278,976,203
Dividend income	92,316,548	99,227,724	22,564,600
Gains on disposals of investments			46,943,698
Dividend and gain related to disposed investment	100,551,728	99,227,724	69,508,298
Total net fair value changes on financial assets at fair value through profit or loss and stock loan	(641,603,993)	256,460,295	684,679,252
Net fair value changes on derivative financial asset -from derivative financial asset	1,165,220,000
Total revenue	1,204,174,011	723,226,134	1,033,163,753
Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	103,509,196	43,465,186	47,774,685
Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	19,383,099	31,393,570	16,270,055
Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	1,158,069	4,088,230	6,768,634
Listed Equity Shares [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan	(683,060,000)	202,304,000	684,660,652
Unlisted Debt Securities [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan		86,000
Unlisted Equity Shares [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan	41,456,007	54,070,295	18,600
Investment Banking [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	455,955,912	288,591,129	208,162,829
Total revenue	455,955,912	288,591,129	208,162,829
Investment Banking [member] | Investment banking fee and income [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	455,955,912	288,591,129	208,162,829
Asset Management [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	124,050,364	78,946,986	70,813,374
Total revenue	124,050,364	78,946,986	70,813,374
Asset Management [member] | Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	103,509,196	43,465,186	47,774,685
Asset Management [member] | Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	19,383,099	31,393,570	16,270,055
Asset Management [member] | Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	1,158,069	4,088,230	6,768,634
Strategic Investment [member]
Disclosure Of Analysis Of Revenue [Line Items]
Dividend income	92,316,548	99,227,724	22,564,600
Gains on disposals of investments	8,235,180		46,943,698
Total revenue	$ 624,167,735	$ 355,688,019	$ 754,187,550